Basic and Diluted Weighted Average Share Amounts (Detail) - shares	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Weighted Average Number of Shares Outstanding [Line Items]
Weighted-average shares outstanding-basic	95,495,357	87,345,708
Potential dilutive effect of shares to be issued to settle the debentures	14,603,082	21,478,722
Weighted-average shares outstanding-diluted	110,098,439	108,824,430